Taxation (Details) - Schedule of Taxation - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Current tax
Current year	R 297,546	R 250,606	R 208,141
Prior year	(120)	(4,671)	8,573
Total current taxation	297,426	245,935	216,714
Deferred tax
Current year	(12,964)	15,972	(16,370)
Prior year	6,464	1,257	(3,394)
Total deferred taxation	(6,500)	17,229	(19,764)
Withholding tax	20,628	22,134	8,526
Total tax expense	311,554	285,298	205,476
Reconciliation between accounting profit and tax expense:
Profit before taxation	1,065,710	894,104	682,083
Tax at the applicable tax rate of 17% 1 (2023: 17%1, 2022: 17%1)	181,171	151,998	115,954
Effect of different tax rates in foreign jurisdictions	90,081	91,841	66,257
Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses	(10,811)	(2,239)	(982)
Tax incentive	(6,549)	(5,975)	(2,709)
Income not subject to tax	(1,414)	(4,184)	(270)
Non-deductible expenses	15,898	20,789	12,556
Recognition of previously unrecognized tax losses		(1,794)	(2,060)
Current year losses for which no deferred tax asset is recognized	19,223	14,085	1,040
Withholding tax	20,628	22,134	8,526
Prior year tax under/(over) provision	6,344	(3,414)	5,179
Tax effect of deferred tax on decrease in tax rate		(594)
Others	(3,017)	2,651	1,985
Total tax expense	R 311,554	R 285,298	R 205,476